UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE GLOBAL GROWTH TRUST

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.9%
Delphi Automotive PLC	18,200	$1,250,886

Hotels, Restaurants & Leisure - 4.2%
Las Vegas Sands Corp.	31,000	1,685,470
Melco Crown Entertainment Ltd., ADR	71,570	1,717,680
Starbucks Corp.	28,160	2,464,845

Total Hotels, Restaurants & Leisure		5,867,995

Internet & Catalog Retail - 3.4%
Amazon.com Inc.	7,360	2,609,341	*
ASOS PLC	21,000	861,934	*(a)
Vipshop Holdings Ltd.	59,400	1,329,966	*

Total Internet & Catalog Retail		4,801,241

Specialty Retail - 2.3%
L’Occitane International SA	1,289,700	3,252,097	(a)

Textiles, Apparel & Luxury Goods - 5.7%
Compagnie Financiere Richemont SA	26,000	2,160,618	(a)
Pandora A/S	19,600	1,405,137	(a)
Prada SpA	321,500	1,877,729	(a)
Ralph Lauren Corp.	15,250	2,545,073

Total Textiles, Apparel & Luxury Goods		7,988,557

TOTAL CONSUMER DISCRETIONARY		23,160,776

CONSUMER STAPLES - 9.8%
Beverages - 6.3%
Brown-Forman Corp., Class B Shares	50,450	4,483,492
Diageo PLC, ADR	17,600	2,079,088
Fomento Economico Mexicano SA de CV, ADR	27,320	2,282,859	*

Total Beverages		8,845,439

Food Products - 2.5%
Amira Nature Foods Ltd.	97,380	1,211,407	*
Aryzta AG	31,050	2,332,850	(a)

Total Food Products		3,544,257

Personal Products - 1.0%
Shiseido Co., Ltd.	85,500	1,369,977	(a)

TOTAL CONSUMER STAPLES		13,759,673

ENERGY - 6.6%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	20,900	1,721,951

Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.	44,000	1,166,000
California Resources Corp.	102,720	525,926	*
EOG Resources Inc.	23,400	2,083,302
Occidental Petroleum Corp.	29,550	2,364,000
Suncor Energy Inc.	49,000	1,461,478

Total Oil, Gas & Consumable Fuels		7,600,706

TOTAL ENERGY		9,322,657

FINANCIALS - 12.8%
Banks - 3.2%
Banco Bilbao Vizcaya Argentaria SA	186,086	1,585,453
Credicorp Ltd.	7,000	1,008,840
Grupo Aval Acciones y Valores SA	51,000	526,830
Lloyds TSB Group PLC	1,172,070	1,300,887	*(a)

Total Banks		4,422,010

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Capital Markets - 3.1%
E*TRADE Financial Corp.	122,290	$2,818,785	*
KKR & Co. LP	64,940	1,559,209

Total Capital Markets		4,377,994

Consumer Finance - 1.3%
ORIX Corp.	157,000	1,795,226	(a)

Diversified Financial Services - 3.0%
Grupo BTG Pactual	71,000	698,556
Nasdaq OMX Group Inc.	56,120	2,559,072
On Deck Capital Inc.	65,000	980,200	*

Total Diversified Financial Services		4,237,828

Insurance - 1.3%
AXA SA	78,020	1,835,275	(a)

Real Estate Investment Trusts (REITs) - 0.9%
American Homes 4 Rent, Class A Shares	72,000	1,201,680

TOTAL FINANCIALS		17,870,013

HEALTH CARE - 14.0%
Biotechnology - 6.2%
Amgen Inc.	21,970	3,345,152
BioMarin Pharmaceutical Inc.	12,400	1,204,784	*
Celgene Corp.	19,640	2,340,303	*
ProQR Therapeutics NV	17,400	349,392	*
Vertex Pharmaceuticals Inc.	13,400	1,475,876	*

Total Biotechnology		8,715,507

Health Care Technology - 2.2%
athenahealth Inc.	17,100	2,389,041	*
Veeva Systems Inc., Class A Shares	21,800	626,968	*

Total Health Care Technology		3,016,009

Pharmaceuticals - 5.6%
Nektar Therapeutics	57,000	834,480	*
Ono Pharmaceutical Co., Ltd.	23,400	2,465,479	(a)
Perrigo Co. PLC	9,500	1,441,530
Roche Holding AG, ADR	92,560	3,124,825

Total Pharmaceuticals		7,866,314

TOTAL HEALTH CARE		19,597,830

INDUSTRIALS - 8.6%
Aerospace & Defense - 4.0%
Boeing Co.	22,600	3,285,362
Safran SA	34,700	2,314,351	(a)

Total Aerospace & Defense		5,599,713

Airlines - 3.6%
United Continental Holdings Inc.	52,400	3,634,988	*
Virgin America Inc.	40,000	1,341,600	*

Total Airlines		4,976,588

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.0%
Wolseley PLC	25,000	$1,451,450	(a)

TOTAL INDUSTRIALS		12,027,751

INFORMATION TECHNOLOGY - 24.4%
Electronic Equipment, Instruments & Components - 2.5%
Hitachi Ltd.	461,840	3,492,434	(a)

Internet Software & Services - 6.5%
Alibaba Group Holding Ltd., Sponsored ADR	44,400	3,955,152	*
Cvent Inc.	57,603	1,438,923	*
Rackspace Hosting Inc.	62,410	2,805,954	*
Twitter Inc.	24,900	934,497	*

Total Internet Software & Services		9,134,526

Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV	27,000	2,142,180	*

Software - 9.2%
FireEye Inc.	71,900	2,430,939	*
FleetMatics Group PLC	45,600	1,614,696	*
Mobileye NV	20,200	795,678	*
Red Hat Inc.	56,790	3,622,634	*
Salesforce.com Inc.	37,200	2,099,940	*
ServiceNow Inc.	30,550	2,227,095	*

Total Software		12,790,982

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	36,950	4,329,062
EMC Corp.	86,000	2,229,980

Total Technology Hardware, Storage & Peripherals		6,559,042

TOTAL INFORMATION TECHNOLOGY		34,119,164

MATERIALS - 4.3%
Construction Materials - 1.5%
Martin Marietta Materials Inc.	20,370	2,194,664

Metals & Mining - 2.8%
Dominion Diamond Corp.	128,100	2,126,460	*
Petra Diamonds Ltd.	767,000	1,770,693	*(a)

Total Metals & Mining		3,897,153

TOTAL MATERIALS		6,091,817

TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
SoftBank Corp., ADR	41,440	1,216,679

UTILITIES - 1.2%
Independent Power and Renewable Electricity Producers - 1.2%
Calpine Corp.	78,000	1,628,640	*

TOTAL COMMON STOCKS (Cost - $112,088,707)		138,795,000

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Itau Unibanco Banco Multiple SA, ADR (Cost - $970,056)	66,230	802,707

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $113,058,763)		139,597,707

See Notes to Schedule of Investments.

CLEARBRIDGE GLOBAL GROWTH TRUST

Schedule of Investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $896,721)	0.088%	896,721	$896,721

TOTAL INVESTMENTS - 100.4% (Cost - $113,955,484#)			140,494,428

Liabilities in Excess of Other Assets - (0.4)%			(507,496)

TOTAL NET ASSETS - 100.0%			$139,986,932

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Global Growth Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$13,603,261	$9,557,515	—	$23,160,776
Consumer staples	10,056,846	3,702,827	—	13,759,673
Financials	12,938,625	4,931,388	—	17,870,013
Health care	17,132,351	2,465,479	—	19,597,830
Industrials	8,261,950	3,765,801	—	12,027,751
Information technology	30,626,730	3,492,434	—	34,119,164
Materials	4,321,124	1,770,693	—	6,091,817
Other common stocks	12,167,976	—	—	12,167,976
Preferred Stocks	802,707	—	—	802,707

Total long-term investments	$109,911,570	$29,686,137	—	$139,597,707

Short-term investments†	896,721	—	—	896,721

Total investments	$110,808,291	$29,686,137	—	$140,494,428

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2015, securities valued at $29,686,137 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,531,105
Gross unrealized depreciation	(5,992,161)

Net unrealized appreciation	$26,538,944

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015